Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued liabilities and reserves	$ 195,787	$ 209,854
Allowance for doubtful accounts	15,511	12,912
Inventory	75,550	172,638
Post-retirement benefits	12,163	9,773
Commodity hedges		7,149
Net operating loss carryforward	11,544	14,690
Tax credit carryforwards	18,358	19,601
Total deferred tax assets	328,913	446,617
Holdbacks and amounts not due under contracts	(9,999)	(10,479)
Commodity hedges	(316)
Cumulative translation adjustments		(3,325)
Intangibles	(246,697)	(244,496)
Property, plant and equipment	(630,500)	(673,676)
Total deferred tax liabilities	(887,512)	(931,976)
Total net deferred tax liabilities	$ (558,599)	$ (485,359)